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                                                   ORBITEX-Registered Trademark-
                                             GROUP OF FUNDS


                       Supplement dated September 1, 2000
                      to Prospectus dated September 1, 2000


The ORBITEX Strategic Infrastructure Fund, ORBITEX Internet Fund, and ORBITEX Emerging Technology Fund are currently not available for purchase.


                               * * * * * * * * * *

Class A Shares of the ORBITEX Amerigo Fund and the ORBITEX Clermont Fund, and Class C Shares of the ORBITEX Energy & Basic Materials Fund are currently not available for purchase.

                               * * * * * * * * * *

The "Maximum Sales Charge (Load) Imposed on Purchase" section of the "Shareholder Fees" portion of the fee table following the heading "Investor Expenses" on page 14 of the Prospectus is replaced in its entirety with the following:

                                               CLASS A    CLASS B     CLASS C
                                               SHARES     SHARES      SHARES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchase (as a%
of offering price)                              5.75%(1)    None       None


                               * * * * * * * * * *

Funds Distributor, Inc. serves as the distributor of the following Funds:
Orbitex Info-Tech & Communications Fund, Orbitex Strategic Infrastructure Fund, Orbitex Health & Biotechnology Fund, Orbitex Energy & Basic Materials Fund, Orbitex Financial Services Fund, Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Internet Fund, and Orbitex Emerging Technology Fund. Accordingly, with regard to these Funds, the references to Orbitex Funds Distributor, Inc. on pages 87 and 99 should read:

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109

However, ORBITEX Funds Distributor, Inc. serves as the distributor to the Orbitex Amerigo Fund and Orbitex Clermont Fund.